united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17645 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2022

1-877-525-0712

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of 7Twelve Balanced Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear 7Twelve Balanced Portfolio shareholder,

Thank you for your investment in the 7Twelve Balanced Portfolio.

So far, so good for 2022. Yes, our returns were down—but less so than our benchmarks I am happy to say, which indicates that our strategy protected you against the typical “balanced fund.” (There is no guarantee that this will continue.)

The 7Twelve Balanced Portfolio is a fund of exchange traded funds (ETFs), mutual funds, and cash equivalents. The 7Twelve strategy was created by Craig Israelsen, PhD, a partner in 7Twelve Advisors, LLC.

Our objective is to seek to provide superior risk-adjusted returns when compared to the bond and equity markets. The “7” of 7Twelve is US and non-US Stocks, US and non-US bonds, cash, real estate, and commodities. The “Twelve” of 7Twelve is represented by the assets in the boxes to the right. We equally-weight assets because we cannot know which asset class will outperform. We do not time the market, nor do we favor any one of the twelve assets. This is because we do not believe that it is possible to predict the markets accurately and consistently.

June 30, 2022

12/31/21-6/30/22

Source: Morningstar, Inc., Past performance is no guarantee of future returns. Diversification does not guarantee a profit or protect against loss.

See how varied the returns of asset classes are. In each box to the right is one of the twelve assets (by asset class--not actual fund) of the 7Twelve Balanced Portfolio and its return for the period.*

Roughly 25% of our fund is invested in inflation-sensitive assets (assets that tend to go up with inflation)—which may be why we outperformed our benchmarks. My research published recently in Advisor Perspectives shows that from 1914-2021 when inflation crossed 4% (as it did in 2021), it stayed above 4% for an average of 3.9 years, seventy-five percent of the time. This could be good for our fund for years to come. (There is no guarantee, of course.)

These are the returns at Net Asset Value (without sales charges or other fees) for the 7Twelve Balanced Portfolio from 12/31/21 through 6/30/22 vs. comparative benchmarks.

7Twelve Balanced Portfolio Class 4	-10.54%
7Twelve Balanced Portfolio Class 3	-10.49%
7Twelve Blend**	-11.23%
Morningstar Global Allocation***	-17.72%
Dow Jones Moderate Portfolio Index	-15.76%

Please call me at 615-341-0712 or e-mail me at amartin@7Twelveadvisors.com if you have any questions about our investment strategy. I would be glad to speak with you.

Andy Martin, president, 7Twelve Advisors, LLC

The performance data quoted here represents past performance. For more current performance information, please call toll-free 877-525-0712. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost.

*	The indexes shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results. 7Twelve Advisors, LLC does not endorse or attest to the validity of the above data. Investment returns and expense ratios are for illustration only and do not constitute a recommendation. Returns are not guaranteed and do not represent the return of the 7Twelve Balanced Portfolio. The return of the 7Twelve Balanced Portfolio is variable and may go down in value. Diversification does not guarantee better performance or lower risk. Each of these asset classes (indexes) has its own set of investment characteristics and risks. Investors should consider these risks carefully prior to making any investments. The referenced asset classes are shown for general market comparison and are not meant to represent that of the 7Twelve Balanced Portfolio. The following are descriptions of each:

Cash: BBgBarc US Treasury Bill 1-3 Mon TR Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value. The Index is market capitalization weighted.

Small Co: MSCI USA Small Value NR MSCI USA Small Cap Value Weighted Index is based on a traditional market cap weighted parent index, the MSCI USA Small Cap Index, which includes US small cap stocks. The MSCI USA Small Cap Value Weighted Index reweights each security of the parent index to emphasize stocks with lower valuations. Index weights are determined using fundamental accounting data—sales, book value, earnings, and cash earnings—rather than market prices.

Large Co: S&P 500 TR The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. An estimated USD 13.5 trillion is indexed or benchmarked to the index, with indexed assets comprising approximately USD 5.4 trillion of this total (as of Dec. 31, 2020). The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Natl Res: S&P North American Natural Resources TR S&P North American Natural Resources TR measures the performance of US traded securities that are classified under the Global Industry Classification Standard (GICS) energy and materials (sector) excluding the chemicals (industry) and steel (subindustry).

Real Estate: DJ US Select REIT TR Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.

Medium Co: S&P MidCap 400 TR S&P MidCap 400 TR measures the performance of mid-sized US companies, reflecting the distinctive risk and return characteristics of this market segment. It comprises stocks in the middle capitalization range, covering approximately 7% of the of US equity market.

TIPS: BBgBarc US Treasury US TIPS TR Barclays Capital U.S. Treasury Inflation Protected Securities Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Emerging Mkts: Morningstar MSCI Emerging Markets The Morningstar Emerging Ex US Index captures the performance of the stocks located in the emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

Commodities: S&P GSCI TR S&P GSCI TR measures the performance of general price movements and inflation in the world economy. It is designed to be investable by including the most liquid commodity futures and provides diversification with low correlations to other asset classes.

US Bonds: BBgBarc US Agg Bond TR Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

International Bonds: BBgBarc Global Treasury Ex US TR Barclays Capital Global Treasury Ex-US Capped Index includes government bonds issued by investment-grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade.

Developed Mkts: MSCI EAFE NR MSCI EAFE NR Index is designed to track the performance of large and mid-cap securities across twenty-one developed markets, including countries in Europe, Australasia, and East Asia, excluding the U.S. and Canada. The Index is available for several regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the twenty-one countries.

Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results.

**	“7Twelve Blend” or 3167 Blend is a composite of the underlying indexes that make up the 7Twelve strategy and is provided for comparison only. (It is not the 7Twelve Balanced Portfolio.) It consists of the following indexes roughly equally-weighted: Bloomberg Barclays Global Aggregate ex USD, Bloomberg Barclays Intermediate Government/Credit Index, Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Bills: 1-3 Months, Bloomberg Commodity Index Total Return, MSCI EAFE Net, MSCI EM (Emerging Markets) Net., MSCI US REIT Gross, S&P 500, S&P 500 Materials Sector TR, S&P MidCap 400 Value TR, S&P SmallCap 600 Value T. Indexes herein are subject to change. Source: Confluence Technologies, Inc.

***	Morningstar Global Allocation is the Morningstar category assigned for the 7Twelve Balanced Portfolio.

VIT Disclosure Statement: The Portfolio is an investment vehicle for variable annuity contracts and may be subject to fees or expenses that are typically charged by these contracts. Please review the insurance contract prospectus for further description of these fees and expenses. This product is available as a sub-account investment to a variable life insurance policy only and is not offered directly to the general public. 1886-NLD-07292022

7Twelve Balanced Portfolio

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Portfolio’s performance figures* for periods ended June 30, 2022, as compared to its benchmark:

					Inception** -
			Five Years	Ten Years	June 30, 2022
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
Class 4	(10.54)%	(7.73)%	3.61%	3.64%	N/A
Class 3	(10.49)%	(7.61)%	3.82%	N/A	3.07%
Dow Jones Moderate Portfolio Index (1)	(15.76)%	(14.07)%	4.53%	6.19%	4.55%
Morningstar Global Allocation Index TR (2)	(17.72)%	(15.69)%	4.27%	5.90%	4.37%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the Portfolio’s May 1, 2022 prospectus, the Class 4 and Class 3 annual operating expense ratios are 1.39% and 1.19%, respectively. Returns greater than one year are annualized. For performance information current to the most recent month-end, please call toll-free 1-877-525-0712.

**	Inception date is April 17, 2015.

***	Inception date is April 23, 2012.

(1)	The Dow Jones Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. An investor cannot invest directly in an index. The Dow Jones Moderate Portfolio Index is more suitable for the Portfolio’s objective.

(2)	The Morningstar Global Allocation Index TR measures the performance of a multi-asset class portfolio of global equities, global bonds and cash. This portfolio is held in a static allocation that is appropriate for investors who seek average exposure to global equity market risk and returns. An investor cannot invest directly in an index.

The Morningstar Global Allocation Index TR is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The Morningstar Global Allocation Index TR or any member of the public regarding the advisability of investing in funds categorized as Global Allocation generally or in the The Morningstar Global Allocation Index TR in particular or the ability of the 7Twelve Balanced Fund to track general Global Allocation market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE 7TWLEVE BALANCED PORTFOLIO OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Portfolio Composition as of June 30, 2022
Portfolio Holdings by Asset Class	% of Net Assets
Equity Funds	55.3%
Fixed Income	32.1%
Commodity Funds	8.8%
Mutual Fund	0.0%
Short-Term Investment	3.9%
Liabilities Less Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

7TWELVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.2%
	COMMODITY - 8.8%
69,100	First Trust Global Tactical Commodity Strategy	$1,849,116
60,100	GraniteShares Bloomberg Commodity Broad Strategy	1,819,828
		3,668,944
	EQUITY - 55.3%
38,448	Fidelity MSCI Materials Index ETF	1,575,984
83,400	IndexIQ ETF Trust - IQ 50 Percent Hedged FTSE	1,741,391
12,851	Invesco S&P 500 Equal Weight ETF, N	1,724,989
33,936	iShares Core MSCI Emerging Markets ETF	1,664,900
7,295	iShares Core S&P Mid-Cap ETF	1,650,348
30,100	iShares Core US REIT ETF	1,607,340
46,309	iShares North American Natural Resources ETF	1,666,198
34,600	JPMorgan Diversified Return Emerging Markets Equity ETF	1,710,517
41,000	Vanguard FTSE Developed Markets ETF	1,672,800
13,286	Vanguard Mid-Cap Value ETF	1,720,803
17,905	Vanguard Real Estate ETF	1,631,325
4,778	Vanguard S&P 500 ETF	1,657,393
7,113	Vanguard Small-Cap Growth ETF	1,401,474
11,443	Vanguard Small-Cap Value ETF	1,714,390
		23,139,852
	FIXED INCOME - 32.1%
35,100	First Trust Enhanced Short Maturity ETF	2,084,238
41,700	First Trust Low Duration Opportunities ETF	2,014,110
17,978	iShares Core U.S. Aggregate Bond ETF	1,828,003
33,150	Schwab US TIPS ETF	1,849,770
69,837	SPDR Bloomberg Barclays Short Term International	1,882,107
39,038	Vanguard Short-Term Inflation-Protected Securities ETF	1,956,585
36,300	Vanguard Total International Bond ETF	1,798,302
		13,413,115

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,384,816)	40,221,911

See accompanying notes to financial statements.

7TWELVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
1,625,984	First American Government Obligations Fund, Class X, 1.29% (Cost $1,625,984)(a)	$1,625,984

	TOTAL INVESTMENTS - 100.1% (Cost $36,010,800)	$41,847,895
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(22,672)
	NET ASSETS - 100.0%	$41,825,223

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

ASSETS
Investment securities:
At cost	$36,010,800
At value	41,847,895
Interest and dividends receivable	9,874
TOTAL ASSETS	41,857,769

LIABILITIES
Payable for Portfolio shares redeemed	2,106
Investment advisory fees payable	5,085
Payable to related parties	4,423
Distribution (12b-1) fees payable	20,932
TOTAL LIABILITIES	32,546
NET ASSETS	$41,825,223

NET ASSETS
Paid in capital ($0 par value, unlimited shares authorized)	$32,780,792
Accumulated earnings	9,044,431
NET ASSETS	$41,825,223

NET ASSET VALUE PER SHARE:
Class 4 Shares:
Net Assets	$39,389,239
Total shares outstanding	3,114,174
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.65

Class 3 Shares:
Net Assets	$2,435,984
Total shares outstanding	195,433
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.46

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended June 30, 2022

INVESTMENT INCOME
Dividends	$386,493
Interest	2,564
TOTAL INVESTMENT INCOME	389,057

EXPENSES
Investment advisory fees	34,383
Administrative services fees	112,201
Distribution (12b-1) fees - Class 4	129,567
Distribution (12b-1) fees - Class 3	5,312
TOTAL EXPENSES	281,463

NET INVESTMENT INCOME	107,594

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from security transactions	1,008,172
Net change in unrealized appreciation (depreciation) of investments	(6,142,771)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,134,599)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,027,005)

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
FROM OPERATIONS
Net investment income	$107,594	$733,820
Net realized gain from security transactions	1,008,172	2,014,600
Distributions of realized gains by underlying investment companies	—	13,090
Net change in unrealized appreciation (depreciation) of investments	(6,142,771)	3,688,404
Net increase (decrease) in net assets resulting from operations	(5,027,005)	6,449,914

DISTRIBUTIONS TO SHAREHOLDERS FROM
Dividends Paid:
Class 4	—	(1,004,896)
Class 3	—	(58,113)
Net decrease in net assets from distributions to shareholders	—	(1,063,009)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 4	1,396,600	875,329
Class 3	49,368	855,063
Net asset value of shares issued in reinvestment of distributions:
Class 4	—	1,004,896
Class 3	—	58,113
Payments for shares redeemed:
Class 4	(3,706,367)	(7,259,046)
Class 3	(90,204)	(164,780)
Net decrease in net assets from shares of beneficial interest	(2,350,603)	(4,630,425)

INCREASE (DECREASE) IN NET ASSETS	(7,377,608)	756,480

NET ASSETS
Beginning of Period	49,202,831	48,446,351
End of Period	$41,825,223	$49,202,831

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
SHARE ACTIVITY
Class 4:
Shares Sold	102,732	63,827
Shares Reinvested	—	71,269
Shares Redeemed	(271,543)	(526,889)
Net decrease in shares of beneficial interest outstanding	(168,811)	(391,793)

Class 3:
Shares Sold	3,617	61,577
Shares Reinvested	—	4,187
Shares Redeemed	(6,889)	(11,997)
Net increase (decrease) in shares of beneficial interest outstanding	(3,272)	53,767

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 4
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
	(Unaudited)
Net asset value, beginning of Period	$14.14		$12.69	$12.60	$11.34	$12.47	$11.34

Activity from investment operations:
Net investment income (1,2,5)	0.03		0.20	0.06	0.15	0.11	0.06
Net realized and unrealized gain (loss) on investments	(1.52)		1.55	0.54	1.53	(1.18)	1.11
Total from investment operations	(1.49)		1.75	0.60	1.68	(1.07)	1.17

Less distributions from:
Net investment income	—		(0.07)	(0.20)	(0.15)	(0.06)	(0.04)
Net realized gains	—		(0.23)	(0.31)	(0.27)	—	—
Total distributions	—		(0.30)	(0.51)	(0.42)	(0.06)	(0.04)

Net asset value, end of period	$12.65		$14.14	$12.69	$12.60	$11.34	$12.47

Total return (3)	(10.54	)% (4)	13.79%	5.20%	14.90%	(8.63)%	10.35%

Net assets, at end of period (000s)	$39,389		$46,436	$46,636	$55,922	$56,967	$73,680

Ratio of expenses to average net assets (5)	1.24	% (6)	1.20%	1.20%	1.20%	1.20%	1.20%

Ratio of net investment income to average net assets (2,5)	0.46	% (6)	1.43%	0.51%	1.26%	0.90%	0.54%

Portfolio Turnover Rate	5	% (4)	5%	9%	2%	22%	28%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Portfolio invests.

(6)	Annualized.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 3
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
	(Unaudited)
Net asset value, beginning of period	$13.92		$12.49	$12.42	$11.20	$12.36	$11.24

Activity from investment operations:
Net investment income (1,2,5)	0.05		0.28	0.08	0.19	0.14	0.15
Net realized and unrealized gain (loss) on investments	(1.51)		1.48	0.54	1.49	(1.18)	1.03
Total from investment operations	(1.46)		1.76	0.62	1.68	(1.04)	1.18

Less distributions from:
Net investment income	—		(0.10)	(0.24)	(0.19)	(0.12)	(0.06)
Net realized gains	—		(0.23)	(0.31)	(0.27)	—	—
Total distributions	—		(0.33)	(0.55)	(0.46)	(0.12)	(0.06)

Net asset value, end of period	$12.46		$13.92	$12.49	$12.42	$11.20	$12.36

Total return (3)	(10.49	)% (4)	14.04%	5.40%	15.12%	(8.46)%	10.55%

Net assets, at end of period (000s)	$2,436		$2,767	$1,811	$2,500	$2,111	$2,154

Ratio of expenses to average net assets (5)	1.04	% (6)	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income to average net assets (2,5)	0.68	% (6)	2.04%	0.67%	1.55%	1.16%	1.28%

Portfolio Turnover Rate	5	% (4)	5%	9%	2%	22%	28%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Portfolio invests.

(6)	Annualized.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

1.	Organization

The 7Twelve Balanced Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general. The Portfolio commenced operations on April 23, 2012. The Portfolio currently offers two classes of shares: Class 3 and Class 4 shares. Each class represents an interest in the same assets of the Portfolio and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Portfolio’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based on upon the relative net assets of each class.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

If market quotations are not readily available or are determined to be unreliable, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Fair Value Procedures”). The Trust’s Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the fair value procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security- specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2022 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,221,911	$—	$—	$40,221,911
Short-Term Investment	1,625,984	—	—	1,625,984
Total	$41,847,895	$—	$—	$41,847,895

The Portfolio did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2019 - 2021, or expected to be taken in the Portfolio’s 2022 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually. The Portfolio will declare and pay net realized capital gains, if any, annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	Investment Advisory Agreement and Transactions with Related Parties

7Twelve Advisors, LLC serves as the Portfolio’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Portfolio (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by other fund service providers. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.15% of the average daily net assets of the Portfolio. For the six months ended June 30, 2022, the Adviser earned advisory fees of $34,383.

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

The Trust, on behalf of the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for shares of the Portfolio. The Portfolio is authorized to pay Northern Lights Distributors, LLC (the “Distributor” or “NLD”) compensation for distribution and shareholder services. The Plan permits the Portfolio to pay a service fee at the annual rate of up to 0.40% of the average net assets for Class 3 shares and up to 0.60% of the average net assets for Class 4 shares. For the six months ended June 30, 2022, the Portfolio incurred expenses under the plan in the amount of $129,567 and $5,312 with respect to Class 4 and Class 3 shares, respectively.

Certain affiliates of the Distributor provide services to the Portfolio as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund as shown in the consolidated Statement of Operations under Administrative services fees. Under the terms of the Fund’s agreement with UFS, UFS pays for certain operating expenses of the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended June 30, 2022, the Independent Trustees received fees in the amount of $6,531, collectively, for their service to the Portfolio which is paid by UFS on behalf of the Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain Officers of the Trust are Officers of UFS and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from UFS under the administrative servicing agreement.

4.	Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2022, amounted to $2,314,020 and $4,101,746, respectively.

5.	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

At June 30, 2022, the tax cost of investments and unrealized appreciation (depreciation) is as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	(Depreciation)	Appreciation
7Twelve Balanced Portfolio	$36,601,118	$6,873,195	$(1,626,418)	$5,246,777

6.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2022, AXA Equitable Life Insurance Company held 93% of the voting securities of Class 4. The Trust has no knowledge as to whether all or any portion of the shares owned of record by AXA Equitable Life Insurance Company are also owned beneficially.

7Twelve Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

7.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2021*	December 31, 2020
Ordinary Income	$499,509	$941,706
Long-Term Capital Gain	593,834	1,030,091
	$1,093,343	$1,971,797

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $30,334 for fiscal year ended December 31, 2021, which has been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

As of December 31, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Net	Total
Ordinary	Long-Term	Unrealized	Accumulated
Income	Gains	Appreciation	Earnings
$854,020	$1,827,868	$11,389,548	$14,071,436

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

8.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

7Twelve Balanced Portfolio
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
June 30, 2022

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

7Twelve Balanced Portfolio
EXPENSE EXAMPLES (Unaudited)
June 30, 2022

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” lines in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During the Period	During the Period
Class 4	(1/1/22)	(6/30/22)	(1/1/22 to 6/30/22)*	(1/1/22 to 6/30/22)
Actual	$1,000.00	$894.60	$5.82	1.24%
Hypothetical	$1,000.00	$1,018.65	$6.21	1.24%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During the Period	During the Period
Class 3	(1/1/22)	(6/30/22)	(1/1/22 to 6/30/22)*	(1/1/22 to 6/30/22)
Actual	$1,000.00	$895.10	$4.89	1.04%
Hypothetical	$1,000.00	$1,019.64	$5.21	1.04%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

7Twelve Balanced Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

7Twelve Advisors, LLC (Adviser – 7Twelve Balanced Portfolio) *

In connection with the regular meeting held on March 23-24, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between 7Twelve Advisors, LLC (“Adviser”) and the Trust, with respect to the 7Twelve Balanced Portfolio (the “Fund” or “7Twelve”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser was founded in 2008 and managed approximately $49.2 million in assets. The Board reviewed the background of the Adviser’s key investment personnel, taking into consideration their education and financial industry experience. The Board examined the Adviser’s investment process, noting that it researched and analyzed traditional and non-traditional asset class performance and market history to identify liquid ETFs and mutual funds based on their ability to provide diversification and minimize volatility. The Board acknowledged that the Adviser seeks to achieve 7Twelve’s investment objective by allocating assets among securities that represent seven broad asset classes and twelve subcategories using its 7Twelve™ asset allocation model. The Board noted that the Adviser attempted to mitigate 7Twelve’s exposure to downside market risk and volatility by investing in multiple asset classes with equal weighted allocations. The Board discussed the Adviser’s broker-dealer selection, noting that it performed a qualitative evaluation of the broker’s operational services, financial condition, research provided, execution capability, and competitive commission structure. The Board observed that the Adviser carried cybersecurity insurance and implemented cybersecurity protocols. The Board concluded that the Adviser had provided quality services to 7Twelve.

Performance. The Board reviewed the Fund’s investment objective of superior volatility risk-adjusted returns when compared to the bond and equity markets. The Board observed that 7Twelve earned a two-star Morningstar category rating, outperforming its peer group, Morningstar category, and benchmark over the 1-year period. The Board noted that the Fund underperformed its peer group, Morningstar category, and benchmark over the 3-year, 5-year, and since inception periods. The Board recalled the Adviser’s assertion that extended periods of low inflation had previously weakened 7Twelve’s performance, but that recent inflation had boosted the performance of the Fund. The Board concluded that the Adviser managed the portfolio according to the Fund’s investment objective and strategy and provided reasonable returns to the Fund and its shareholders.

Fees and Expenses. The Board noted that the advisory fee of 0.15% and net expense ratio of 1.20% were each higher than the Fund’s peer group median and average and lower than its Morningstar category median and average. The Board considered the Adviser’s remarks that several of the peers reported a 0.00% advisory fee, and if those peers included the advisory fees of the underlying affiliated funds in which they invested, the Fund’s advisory fee would be more in line with the advisory fees of its peers. After discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Board considered whether economies of scale had been realized in connection with the advisory services provided to 7Twelve. The Board recognized the Adviser’s willingness to consider fee reductions

7Twelve Balanced Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

if the Fund’s assets reached $1 billion. The Board agreed to continue to monitor the Fund’s asset levels and revisit this issue should it be necessary.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to 7Twelve and noted that the Adviser had earned a modest profit in connection with the Fund. The Board concluded that the Adviser’s profitability for the Fund was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of 7Twelve and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

INVESTMENT ADVISER
7Twelve Advisors, LLC
10 Burton Hills Blvd, Suite 400
Nashville, TN 37215

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-525-0712 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

STBP-SAR22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/16/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/16/22

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 8/16/22